Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Short-Term Borrowings
9.
SHORT-TERM BORROWINGS

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	140,000	330,000	47,190
Reversed factoring arrangements	636,253	171,520	24,527
Notes payable	830,000	370,000	52,909
Total	1,606,253	871,520	124,626

As of December 31, 2025, the Group can borrow up to a total of RMB4,694.0 million (US$671.2 million) under existing unused lines of credit, reversed factoring and notes payable arrangements.

The weighted average interest rates for the outstanding short-term borrowings as of December 31, 2024 and 2025 were 1.62%, and 1.32%, respectively.

As of December 31, 2025, short-term time deposits restricted from usage amounted to RMB434.1 million (US$62.1 million), of which RMB429.1 million (US$61.4 million) were pledged as collateral for short-term borrowings.

Short-term bank loans

Short-term bank loans consist of RMB denominated borrowings that are repayable within one year from their issuance dates. The weighted average interest rates for the outstanding short-term bank loans as of December 31, 2024 and 2025 were 1.88% and 1.48%, respectively.

The total aggregate amounts of unused lines of credit available for the Group’s use was RMB1,955.0 million (US$279.6 million) as of December 31, 2025, among which, RMB1,755.0 (US$251.0 million) will expire during 2026, and RMB200.0 million (US$28.6 million) will expire in 2028.

Reversed factoring arrangements

The Group enters into reversed factoring arrangements with certain commercial banks and suppliers which accelerated the suppliers’ receivables collection process by allowing suppliers to sell their receivables from the Group to the banks.

Under the reversed factoring arrangements, the Group is obligated to repay the principal upon maturity to respective banks, typically within six months. The weighted average interest rates for the outstanding reversed factoring arrangements as of December 31, 2024 and 2025 were 2.33% and 2.10%, respectively. In addition, the Group is required to collateralize the reversed factoring borrowings with time deposits purchased from the respective commercial banks. Time deposits collateralized and restricted from withdrawal and usage amounted to RMB1,002.3 million and RMB99.1 million (US$14.2 million) as of December 31, 2024 and 2025, respectively, and are classified as “Short-term investments” on the Group’s consolidated balance sheets.

9.
SHORT-TERM BORROWINGS (CONTINUED)

As a result of the above-mentioned reversed factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from the bank, for which the origination of the loans were reported as “Proceeds from short-term borrowings” within financing activities in the consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025. The outstanding obligations under reversed factoring arrangements are presented in “Short-term borrowings” for the years ended December 31, 2023, 2024 and 2025.

The rollforward of the Group’s outstanding obligations under the reversed factoring arrangements for the years ended December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	2,099,273	636,253	90,983
Additions	7,021,378	2,924,814	418,243
Settlement	(8,484,398)	(3,389,547)	(484,699)
Balance at end of the year	636,253	171,520	24,527

The total aggregate amount available for the Group’s use under the reversed factoring arrangements was RMB5,647.7 million as of December 31, 2024 and RMB1,278.5 million (US$182.8 million) as of December 31, 2025, among which, RMB818.1 million (US$117.0 million) will expire during 2026, and RMB460.4 million (US$65.8 million) will expire in 2027.

Notes payable

The Group entered into several note arrangements with certain commercial banks which allowed the Group to issue notes payable to its suppliers, which can subsequently be redeemed from the banks.

Under the note arrangements, the Group is obligated to pay interest to the bank when note holders exchange the notes for cash from the bank and repay the principal upon maturity, typically within six months from when the note is issued. The weighted average interest rate for the outstanding notes payable as of December 31, 2024 and 2025 were 1.02% and 0.82%, respectively. The Group is required to collateralize the notes payable with time deposits purchased from the respective commercial banks. Time deposits collateralized and restricted from withdrawal and usage amounted to RMB796.0 million and RMB330.0 million (US$47.2 million) as of December 31, 2024 and 2025, respectively, and are classified as “Short-term investments” on the Group’s consolidated balance sheets.

The total aggregate amount available for the Group’s use under the note arrangements was RMB3,475.9 million as of December 31, 2024 and RMB1,460.5 million (US$208.8 million) as of December 31, 2025, among which, RMB1,460.5 million (US$208.8 million) will expire in 2026.